RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 4 – RELATED PARTY TRANSACTIONS

Employment Agreements

On January 1, 2021, the Company entered into a 1-year employment agreement (“Agreement”) with Mr. Jason Wood, the Company’s Chief Executive Officer (“CEO”). The Agreement renews automatically on an annual basis. If the CEO is terminated without cause, then the remaining current contract year shall be paid upon termination. The Company currently pays the CEO’s personal living expenses in lieu of a direct salary. During the three month period ended June 30, 2025 and 2024, the Company paid compensation totaling approximately $0 and $24,137, respectively. During the six month period ended June 30, 2025 and 2024, the Company paid compensation totaling approximately $5,075 and $76,147, respectively.

Related Party Notes Payable (Pickpocket)

On January 13, 2021, the Company entered into a share purchase agreement with the Company’s CEO to acquire an 80% equity interest in Pickpocket Inc. (“Pickpocket”) for a purchase price of $1 million and paid consideration in the form of a promissory note bearing simple interest at a rate of 5% per annum. As of the date of acquisition, Pickpocket did not have any operations or significant assets. Upon acquisition, the Company expensed the purchase price as compensation to the officer. The transaction was accounted for on a carryover basis as the CEO was the controlling shareholder in both entities. As of June 30, 2025 and December 31, 2024, the Company has accrued interest of $75,000 and $50,000, respectively, included within accrued interest – related party on the accompanying balance sheets. During the six month period ended June 30, 2025, there were no changes in terms or conditions under the Picketpocket share purchase agreement. As of June 30, 2025 and December 31, 2024, related party notes payable was $1,000,000, respectively, and reported on the accompanying balance sheets.

Executive Officer Advances to the Company (Related Party Advances)

The Company’s CEO provided unsecured credit advances to the Company to fund payroll and digital marketing platform operating costs in between financing rounds. These advances do not incur interest and are due on demand. During the six month period ended June 30, 2025 and 2024, the shareholder advances were $51,750 and $11,668, respectively. During the six month period ended June 30, 2025 and 2024, the shareholder advance repayments were $182,876 and $0, respectively. As of June 30, 2025 and December 31, 2024, cumulative unpaid credit advances were $164,564 and $295,669, respectively.

NOTE 4 – RELATED PARTY TRANSACTIONS

Employment Agreement

On January 1, 2021, the Company entered into a 1-year employment agreement (“Agreement”) with Mr. Jason Wood, the Company’s Chief Executive Officer (“CEO”). The Agreement renews automatically on an annual basis. If the CEO is terminated without cause, then the remaining current contract year shall be paid upon termination. The Company currently pays the CEO’s personal expenses in lieu of a direct salary. Compensation paid to the CEO is set forth below:

	DECEMBER 31,
	2024	2023

Base salary paid	$-	$7,002
Automobile lease payments	31,185	34,425
Personal expenses paid on behalf of CEO	21,960	66,013
Interest Accrued or Paid on related party payable to CEO	50,000	50,000
Non-cash compensation	10,391	11,095
Health insurance	1,000	6,241
Apartment	23,704	71,885

Total	$138,240	$246,661

All compensation paid to the CEO was classified as officer compensation within general and administrative expense in the statement of operations.

Related Party Notes Payable (Pickpocket)

On January 13, 2021, the Company entered into a share purchase agreement with the Company’s CEO to acquire an 80% equity interest in Pickpocket Inc. (“Pickpocket”) for a purchase price of $1 million and paid consideration in the form of a promissory note bearing simple interest at a rate of 5% per annum. As of the date of acquisition, Pickpocket did not have any operations or significant assets. Upon acquisition, the Company expensed the purchase price as compensation to the officer. The transaction was accounted for on a carryover basis as the CEO was the controlling shareholder in both entities. As of December 31, 2024 and 2023, the Company has accrued interest of $100,000 and $50,000, respectively, included within accrued interest – related party on the accompanying balance sheet.

Executive Officer Advances to the Company (Related Party Advances)

The Company’s CEO and COO provided unsecured credit advances to the Company to fund operations in between financing rounds. These advances do not incur interest and are due on demand. As of December 31, 2024 and 2023, unpaid credit advances were $295,669 and $284,500, respectively.